SCHEDULE OF COMMON SHARES ISSUED (Details) (Parenthetical) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 01, 2025	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional Fees	$ 189,689.85		$ 706,157	$ 711,706	$ 1,781,053	$ 2,889,165
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional Fees		$ 5,500,000
Consulting agreement description		Accordingly, 148,100,000 shares were issued on a pro-rata basis using the Company’s available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital. As of September 30, 2025, $1,797,500 of the total $5.5 million consulting fee, representing the portion attributable to the 71,900,000 shares not yet issued and therefore had not been settled in equity. Accordingly, this amount was recorded as Other current assets – deferred equity issuance costs.
Consulting Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional Fees		$ 5,500,000
Consulting agreement description		Due to insufficient authorized shares at the transaction date, only 148,100,000 shares were issued on a pro rata basis, with the remaining 71,900,000 shares subject to stockholder approval to increase authorized share capital. Of the total $5.5 million consulting fee, $3,702,500 representing the portion attributable to shares issued as of September 30, 2025 was recorded as a reduction to additional paid-in capital (APIC). The remaining $1,797,500, attributable to shares not yet issued, was recorded as Other current assets – deferred equity issuance costs.